UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

Schedule of Investments	FMC Strategic Value Fund

July 31, 2017	(Unaudited)

	Shares	Value (000)
Common Stock (88.2%)

Airlines (3.1%)
Southwest Airlines	59,835	$3,322

Automotive (2.5%)
Horizon Global*	193,475	2,697

Aviation (4.2%)
Fly Leasing Ltd. ADR*	320,130	4,514

Banks (4.2%)
Citigroup	65,000	4,449

Basic Industry (0.7%)
Mueller Industries	23,100	728

Energy (0.6%)
Range Resources	30,000	633

Food & Beverage (3.3%)
Nomad Foods Ltd.*	242,725	3,459

Health Care (5.0%)
Capital Senior Living*	383,000	5,286

Homebuilding (5.6%)
Lennar, Cl A	55,450	2,908
New Home*	285,000	3,081

		5,989

Industrial/Manufacturing (12.8%)
Alamo Group	40,448	3,762
AZZ	62,000	3,143
TriMas*	276,600	6,735

		13,640

Media (4.6%)
Emerald Expositions Events	115,900	2,653
Viacom, Cl B	65,000	2,269

		4,922

Miscellaneous Conglomerate (12.4%)
Brookfield Asset Management, Cl A	175,000	6,806
Dundee, Cl A*(1)	769,450	1,631
Onex	60,000	4,798

		13,235

Miscellaneous Consumer (14.3%)
HRG Group*	294,900	4,886
Newell Brands	116,370	6,135
Prestige Brands Holdings*	80,000	4,290

		15,311

Paper (2.3%)
Neenah Paper	31,000	2,477

Retail-Restaurants (3.6%)
Carrols Restaurant Group*	315,075	3,844

Services (4.2%)
CBIZ*	304,300	4,519

Schedule of Investments	FMC Strategic Value Fund

July 31, 2017	(Unaudited)

	Shares/Face Amount (000)	Value (000)
Transportation Equipment (4.8%)
AMERCO	13,075	$5,080

Total Common Stock
(Cost $71,752)		94,105

Corporate Obligation (0.1%)

Basic Industry (0.1%)
Mueller Industries 6.000%, 03/01/27
(Cost $115)	$115	118

Short-Term Investment (11.0%)
Dreyfus Treasury Prime Cash Management Fund, Cl I, 0.860%(2)
(Cost $11,759)	11,759,453	11,759

Total Investments (99.3%)
(Cost $83,626)†		$105,982

Percentages are based on Net Assets (in thousands) of $106,776.

* Non-income producing security.

(1) Security is traded on a foreign stock exchange.

(2) The rate shown is the 7-day effective yield as of July 31, 2017.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

† As of July 31, 2017, the tax basis cost of the Fund’s investments was $83,626 (in thousands) and the unrealized appreciation (depreciation) (in thousands) were $27,546 and $(5,190), respectively.

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at July 31, 2017:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$94,105	$—	$—	$94,105
Corporate Obligation	—	118	—	118
Short-Term Investment	11,759	—	—	11,759
Total	$105,864	$118	$—	$105,982

During the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2017, the Fund did not hold any Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-002-2800

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017